Convertible Notes Payable - Summary of Balance Sheet Presentation of Convertible Notes Outstanding (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less current portion	$ (32,249,032)	$ (60,000,000)	$ (16,575,000)
Convertible notes payable, long term	0	15,000,000	2,177,657
2015 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal			22,100,000
Debt discounts			(19,936,283)
Conversion feature derivative liability			16,588,940
Net convertible note payable			18,752,657
Less current portion			(16,575,000)
Convertible notes payable, long term			$ 2,177,657
2016 Notes
Debt Instrument [Line Items]
Convertible notes payable, principal	32,249,032	75,000,000
Debt discounts	(11,399,123)	(43,604,417)
Conversion feature derivative liability	11,399,123	43,604,417
Net convertible note payable	32,249,032	75,000,000
Less current portion	(32,249,032)	(60,000,000)
Convertible notes payable, long term	$ 0	$ 15,000,000